Summary of Activity for Nonvested Restricted Shares (Detail) - Nonvested Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 39.07
Granted	50.84	$ 46.17	$ 44.29
Vested	33.75
Forfeited	43.51
Ending balance	$ 43.32	$ 39.07
Shares
Beginning balance	2,356
Granted	558
Vested	(602)
Forfeited	(12)
Ending balance	2,300	2,356